Note 34 - Agreement to build a steel pipe premium connection threading plant in Baotou	12 Months Ended
Dec. 31, 2020
Steel Pipe Premium Connection Threading Plant in Baotou [Member]
Disclosure of joint ventures [line items]
Note 34 - Agreement to build a steel pipe premium connection threading plant in Baotou

34                    Agreement to build a steel pipe premium connection threading plant in Baotou

In 2020, Tenaris entered into an agreement with Inner Mongolia Baotou Steel Union Co. Ltd. to build a steel pipe premium connection threading plant to produce OCTG products in Baotou, China. Under the agreement, Tenaris owns 60%  of shares in the new company, while Inner Mongolia Baotou Steel Union Co. Ltd. holds the remaining 40%. The Company began consolidating balances and results of operations in December 2020. The plant, which is estimated to require a total investment of $32.6 million,and a 1-year construction period, is planned to have an annual production capacity of 70 thousand tons. During 2020, the Company contributed $2.3 million to the project.